Shareholder Report, Holdings (Details)	Jun. 30, 2024
Investor Class | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.90%
Investor Class | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Investor Class | Sprott Physical Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Class | Amdocs Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Class | Lassonde Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Class | Sprott Physical Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investor Class | Avista Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investor Class | WH Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class | Northwest Natural Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class | TrueBlue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Class | Computer Systems Design and Related Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Class | Fruit and Vegetable Canning, Pickling, and Drying [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Class | Temporary Help Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Investor Class | Electric Power Generation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investor Class | Animal Slaughtering and Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class | Clothing and Clothing Accessories Retailers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Class | Lessors of Nonresidential Buildings (except Miniwarehouses) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Class | Management Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
Institutional Class | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.90%
Institutional Class | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Institutional Class | Sprott Physical Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Amdocs Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Lassonde Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class | Sprott Physical Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Avista Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | WH Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Northwest Natural Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | TrueBlue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | Computer Systems Design and Related Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Fruit and Vegetable Canning, Pickling, and Drying [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class | Temporary Help Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | Electric Power Generation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | Animal Slaughtering and Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Clothing and Clothing Accessories Retailers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Lessors of Nonresidential Buildings (except Miniwarehouses) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Management Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%